                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                      811-4304

Exact name of registrant as specified in charter:        Delaware Group Government Fund

Address of principal executive offices:                  2005 Market Street
                                                         Philadelphia, PA 19103

Name and address of agent for service:                   David F. Connor, Esq.
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

Registrant's telephone number, including area code:      (800) 523-1918

Date of fiscal year end:                                 July 31

Date of reporting period:                                October 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE AMERICAN GOVERNMENT BOND FUND
OCTOBER 31, 2005

                                                                                                PRINCIPAL          MARKET
                                                                                                 AMOUNT            VALUE
                                                                                             --------------    --------------
AGENCY ASSET-BACKED SECURITIES - 1.84%
o SLMA Student Loan Trust
Series 2004-1 A1 4.24% 1/26/15                                                               $    1,906,513    $    1,908,273
Series 2004-5 A2 4.23% 4/25/14                                                                      775,866           776,350
                                                                                                               --------------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $2,683,118)                                                              2,684,623
                                                                                                               ==============
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 20.37%
Fannie Mae
   Series 1988-15 A 9.00% 6/25/18                                                                     2,462             2,607
   Series 1996-46 ZA 7.50% 11/25/26                                                                 304,161           321,934
   Series 2001-50 BA 7.00% 10/25/41                                                                 382,179           395,189
   Series 2003-122 AJ 4.50% 2/25/28                                                                 264,000           259,198
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                  812,688           885,002
   Series 2001-T10 A1 7.00% 12/25/41                                                                405,883           419,827
   Series 2002-T1 A2 7.00% 11/25/31                                                                 221,943           229,682
Fannie Mae Strip
   Series 35-2 12.00% 7/1/18                                                                        135,381           157,038
   Series C-2 12.00% 5/1/09                                                                         193,595           210,086
   Series D-2 11.00% 4/1/09                                                                         131,926           139,349
   Series F-2 11.50% 5/1/09                                                                          87,185            93,627
   Series H-2 11.50% 5/1/09                                                                         143,001           153,028
   Series J-1 7.00% 11/1/10                                                                           8,853             8,955
Fannie Mae Whole Loan
   Series 2002-W1 2A 7.50% 2/25/42                                                                  254,291           265,429
   Series 2004-W3 A2 3.75% 5/25/34                                                                  695,000           684,889
   Series 2004-W9 2A1 6.50% 2/25/44                                                                 287,636           294,440
Freddie Mac
   Series 2552 KB 4.25% 6/15/27                                                                     729,047           724,183
   Series 2575 PT 4.50% 6/15/24                                                                   1,000,000           986,503
   Series 2627 KP 2.87% 12/15/16                                                                    466,578           438,867
   Series 2662 MA 4.50% 10/15/31                                                                    443,748           436,522
   Series 2902 LC 5.50% 12/15/17                                                                    375,000           378,181
   Series 2936 PC 5.00% 9/15/30                                                                   1,095,000         1,068,889
Freddie Mac Reference Series R001 AE 4.375% 4/15/15                                                 389,140           380,365
~  Freddie Mac Structured Pass Through Securities
   Series T-42 A5 7.50% 2/25/42                                                                      86,995            91,116
   Series T-58 2A 6.50% 9/25/43                                                                   1,611,528         1,647,023
GNMA
   Series 2002-28 B 5.779% 7/16/24                                                                4,000,000         4,100,786
   Series 2002-61 BA 4.648% 3/16/26                                                               2,596,279         2,568,375
   Series 2003-43 B 4.374% 4/16/33                                                                5,000,000         4,821,991
   Series 2003-72 C 4.86% 2/16/30                                                                 2,500,000         2,472,277
   Series 2003-78 B 5.11% 10/16/27                                                                5,000,000         4,978,701
                                                                                                               --------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $30,055,422)                                                29,614,059
                                                                                                               ==============
AGENCY MORTGAGE-BACKED SECURITIES - 18.38%
Fannie Mae
   5.50% 1/1/13                                                                                     621,668           625,360
   6.215% 6/1/08                                                                                    633,893           647,958
   7.41% 4/1/10                                                                                   4,832,820         5,266,263
   10.50% 6/1/30                                                                                     36,419            41,165
o Fannie Mae ARM 5.073% 8/1/35                                                                      472,780           464,192
Fannie Mae Relocation 15 yr. 4.00% 9/1/20                                                           637,408           604,741
Fannie Mae Relocation 30 yr. 5.00% 9/1/33 to 11/1/33                                              1,869,548         1,819,303
Fannie Mae S.F. 15 yr.
   6.00% 6/1/17                                                                                   1,187,815         1,215,654
   6.50% 6/1/16                                                                                          45                47
   8.00% 10/1/16                                                                                    613,323           654,531

Fannie Mae S.F. 15 yr. TBA
   4.50% 11/1/20                                                                                    800,000           773,750
   5.00% 11/1/20                                                                                    385,000           379,827
Fannie Mae S.F. 30 yr.
   8.00% 2/1/30                                                                                      67,019            71,542
   10.00% 7/1/20 to 2/1/25                                                                          836,403           938,421

                                                                                                PRINCIPAL          MARKET
                                                                                                 AMOUNT            VALUE
                                                                                             --------------    --------------
Freddie Mac 6.00% 1/1/17                                                                            335,200           340,857
Freddie Mac Relocation 15 yr. 3.50% 9/1/18 to 10/1/18                                             2,955,323         2,744,756
Freddie Mac Relocation 30 yr. 5.00% 9/1/33                                                        2,509,964         2,447,999
Freddie Mac S.F. 20 yr. 5.50% 9/1/24                                                              1,305,295         1,297,544
Freddie Mac S.F. 30 yr.
   7.00% 11/1/33                                                                                    163,023           170,257
   8.00% 5/1/11 to 5/1/31                                                                           818,958           856,915
   8.50% 12/1/09                                                                                     28,480            29,442
   9.00% 9/1/30                                                                                     293,743           324,219
   10.00% 1/1/19                                                                                     36,707            40,745
   11.50% 6/1/15 to 3/1/16                                                                          226,417           255,236
GNMA GPM
   11.00% 3/15/13                                                                                    36,831            40,100
   12.00% 1/15/13                                                                                     7,699             8,685
   12.25% 3/15/14                                                                                    11,597            12,825
GNMA S.F. 15 yr. 6.50% 7/15/14                                                                       93,422            97,071
GNMA S.F. 30 yr.
   6.00% 4/15/33                                                                                    764,966           778,831
   7.00% 5/15/28                                                                                    495,864           522,207
   7.50% 12/15/23 to 1/15/32                                                                        611,617           650,184
   8.00% 5/15/30                                                                                     40,714            43,538
   9.50% 9/15/17 to 3/15/23                                                                         276,954           306,127
   10.00% 3/15/16 to 9/15/18                                                                         38,322            42,780
   11.00% 12/15/09 to 9/15/15                                                                       172,612           188,177
   11.50% 7/15/15                                                                                     6,898             7,649
   12.00% 12/15/12 to 12/15/15                                                                      510,807           571,649
   12.50% 5/15/10 to 1/15/16                                                                         93,977           104,958
GNMA II GPM
   10.75% 3/20/16 to 2/20/18                                                                         29,862            32,396
   12.00% 1/20/14                                                                                    22,992            26,024
GNMA II S.F. 30 yr.
   6.00% 11/20/28                                                                                   263,537           267,902
   6.50% 2/20/30                                                                                    395,701           408,562
   7.50% 9/20/30                                                                                     73,194            77,174
   8.00% 6/20/30                                                                                     38,592            41,076
   10.00% 11/20/15 to 6/20/21                                                                        93,125           103,819
   10.50% 3/20/16 to 7/20/21                                                                         99,160           111,339
   11.00% 5/20/15 to 7/20/19                                                                         51,022            55,901
   12.00% 3/20/14 to 5/20/15                                                                         37,620            42,906
   12.50% 10/20/13 to 7/20/15                                                                       150,303           167,273
                                                                                                               --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $26,907,476)                                                         26,719,877
                                                                                                               ==============
AGENCY OBLIGATIONS - 13.71%
^Fannie Mae 5.21% 10/9/19                                                                         1,545,000           722,192
^Financing Corporation Principal Strip
   CPN 1
      4.413% 11/11/13                                                                             2,150,000         1,450,207
      4.898% 11/11/17                                                                             3,345,000         1,810,465
   CPN 12 4.264% 6/6/12                                                                          12,775,000         9,307,570
   PRN 2 5.031% 11/30/17                                                                          8,460,000         4,628,288
   PRN 13 4.883% 12/27/18                                                                         2,913,000         1,501,963
   PRN 15 5.240% 3/7/19                                                                           1,000,000           509,715
                                                                                                               --------------
TOTAL AGENCY OBLIGATIONS (COST $20,498,562)                                                                        19,930,400
                                                                                                               ==============
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.85%
Bank of America Commercial Mortgage Securities
   Series 2005-1 A3 4.877% 11/10/42                                                                 815,000           806,450
   o Series 2005-5 A4 5.115% 10/10/45                                                               645,000           635,105
o Bear Stearns Commercial Mortgage Securities Series 2005-T20 A4A 5.303% 10/12/42                   285,000           283,352
o Citigroup/Deutsche Bank Commercial Mortgage Trust
   Series 2005-CD1 A4 5.225% 9/15/20                                                                325,000           325,000
   Series 2005-CD1 AJ 5.225% 9/15/20                                                                155,000           153,745
General Electric Capital Commercial Mortgage Series 2005-C2 A2 4.706% 5/10/43                       820,000           806,812

o Greenwich Capital Commercial Funding
   Series 2005-GG3 A4 4.799% 8/10/42                                                                780,000           752,853
   Series 2005-GG5 A5 5.224% 4/10/37                                                                415,000           417,070
o J.P. Morgan Chase Commercial Mortgage Securities Series 2005-CB11 A4 5.335% 8/12/37             1,130,000         1,129,773
LB-UBS Commercial Mortgage Trust Series 2005-C5 A2 4.885% 9/15/40                                   550,000           545,017
Merrill Lynch Mortgage Trust
   o Series 2004-BPC1 A3 4.467% 10/12/41                                                            235,000           226,238
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                540,000           535,645
   o Series 2005-CIP1 B 5.275% 7/12/38                                                              185,000           181,644
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                         255,000           251,578
                                                                                                               --------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $7,142,607)                                                       7,050,282
                                                                                                               ==============

                                                                                                PRINCIPAL          MARKET
                                                                                                 AMOUNT            VALUE
                                                                                             --------------    --------------
CORPORATE BONDS - 2.01%
Banking - 1.19%
CitiFinancial 10.00% 5/15/09                                                                      1,500,000         1,733,327
                                                                                                               --------------
                                                                                                                    1,733,327
                                                                                                               --------------
Energy - 0.37%
Apache Finance 7.00% 3/15/09                                                                        500,000           538,423
                                                                                                               --------------
                                                                                                                      538,423
                                                                                                               --------------
Finance - 0.45%
#SovRisc 144A 4.625% 10/31/08                                                                       655,000           653,035
                                                                                                               --------------
                                                                                                                      653,035
                                                                                                               --------------
TOTAL CORPORATE BONDS (COST $3,188,456)                                                                             2,924,785
                                                                                                               ==============
MUNICIPAL BONDS - 0.30%
o Massachusetts State Special Obligation Revenue Loan 3.759% 6/1/22 (FSA)                           400,000           437,580
                                                                                                               --------------
TOTAL MUNICIPAL BONDS (COST $440,103)                                                                                 437,580
                                                                                                               ==============
o NON-AGENCY ASSET-BACKED SECURITIES - 1.34%
Countrywide Asset-Backed Certificates Series 2005-12 2A2 4.898% 2/25/36                             570,000           566,800
Novastar Home Equity Loan Series 2004-4 A2B 4.38% 3/25/35                                           650,000           651,471
Residential Asset Mortgage Products Series 2004-RS12 AII2 4.27% 12/25/34                            290,000           290,379
Residential Funding Mortgage Securities II Series 2005-HI2 A1 4.18% 5/25/35                         436,231           436,268
                                                                                                               --------------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $1,946,132)                                                          1,944,918
                                                                                                               ==============
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.36%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                              1,465,216         1,470,711
   Series 2004-11 1CB1 6.00% 12/25/34                                                             1,062,573         1,073,824
   Series 2005-5 2CB1 6.00% 6/25/35                                                                 286,129           288,308
o Bank of America Mortgage Securities
   Series 2004-E 1A1 3.52% 6/25/34                                                                  480,383           473,741
   Series 2005-F 2A3 4.735% 7/25/35                                                                 643,184           634,139
o Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                       198,955           194,821
Credit Suisse First Boston Mortgage Securities Series 2003-29 5A1 7.00% 12/25/33                    305,473           312,728
First Horizon Asset Securities Series 2003-5 1A17 8.00% 7/25/33                                     252,753           265,134
#GSMPS Mortgage Loan Trust 144A
   Series 1998-2 A 7.75% 5/19/27                                                                    302,662           318,093
   Series 1999-3 A 8.00% 8/19/29                                                                    632,981           669,881
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                748,795           811,197
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                 441,437           468,150
o#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                  543,492           538,057
Preliminary Deal Model AM-16 MB 5.50% 11/25/35                                                    1,470,000         1,481,254
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                335,967           343,777
   Series 2004-SL4 A3 6.50% 7/25/32                                                                 309,442           314,548
Structured Asset Securities
   o Series 2002-22H 1A 6.991% 11/25/32                                                             796,917           809,506
   Series 2004-12H 1A 6.00% 5/25/34                                                                 637,446           637,048
~ Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                  263,091           263,533
   Series 2005-1 6A2 6.50% 3/25/35                                                                   62,764            63,278
o Washington Mutual Series 2005-AR3 A1 4.65% 3/25/35                                                733,393           721,388
                                                                                                               --------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $12,343,307)                                            12,153,116
                                                                                                               ==============
U.S. TREASURY OBLIGATIONS - 28.44%
U.S. Treasury Bond
   5.375% 2/15/31                                                                                 4,510,000         4,920,130
   6.00% 2/15/26                                                                                  2,850,000         3,277,278
U.S. Treasury Inflation Index Notes
   1.875% 7/15/15                                                                                   550,184           544,768
   3.00% 7/15/12                                                                                  6,727,644         7,195,693
U.S. Treasury Notes
   3.625% 6/15/10                                                                                 2,845,000         2,746,094
   ^^ 3.875% 5/15/10                                                                             10,865,000        10,602,718
   3.875% 9/15/10                                                                                 3,945,000         3,842,986
   4.125% 8/15/08                                                                                   200,000           198,578
   4.25% 8/15/15                                                                                  2,160,000         2,108,363
^U.S. Treasury Strip 4.199% 11/15/13                                                              8,535,000         5,912,117
                                                                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $42,264,119)                                                                 41,348,725
                                                                                                               ==============
REPURCHASE AGREEMENTS - 4.42%
With BNP Paribas 3.92% 11/1/05
  (dated 10/31/05, to be repurchased at $3,242,353,
  collateralized by $3,335,000 U.S. Treasury
  Bills due 1/19/06, market value $3,307,195)                                                     3,242,000         3,242,000

                                                                                                PRINCIPAL          MARKET
                                                                                                 AMOUNT            VALUE
                                                                                             --------------    --------------
With Cantor Fitzgerald 3.91% 11/1/05
  (dated 10/31/05, to be repurchased at $3,189,346, collateralized by
  $1,495,000 U.S. Treasury Bills due 4/27/06, market value $1,465,054,
  $1,063,000 U.S. Treasury Notes 2.50% due 5/31/06, market value
  $1,063,648 and $680,000 U.S. Treasury Notes 6.00% due 8/15/09,
  market value $725,711)                                                                          3,189,000         3,189,000
                                                                                                               --------------
TOTAL REPURCHASE AGREEMENTS (COST $6,431,000)                                                                       6,431,000
                                                                                                               ==============
TOTAL MARKET VALUE OF SECURITIES - 104.02%
   (cost $153,900,302)                                                                                            151,239,365
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (4.02%)                                              (5,847,069)
                                                                                                               ==============
NET ASSETS APPLICABLE TO 19,374,634 SHARES OUTSTANDING - 100.00%                                               $  145,392,296
                                                                                                               ==============

o    Variable rate notes. The interest rate shown is the rate as of October 30,
     2005.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6 in "Notes."
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
^^   Fully or partially pledged as collateral for financial futures contracts.
~ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

SUMMARY OF ABBREVIATIONS:
ARM - Adjustable Rate Mortgage
CPN - Coupon
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
SLMA - Student Loan Marketing Association
S.F. - Single Family
PRN - Principal Only Strip
TBA - To be announced
yr. - Year

The following futures contracts were outstanding at October 31, 2005:

FUTURES CONTRACTS(1)

                                                                                                   UNREALIZED
CONTRACTS                                NOTIONAL           NOTIONAL                              APPRECIATION
TO BUY (SELL)                         COST (PROCEEDS)        VALUE          EXPIRATION DATE      (DEPRECIATION)
--------------------------------      --------------      ------------      ---------------      --------------
 (64)U.S. Treasury 2 year Notes       $   (6,629,292)     $ (6,566,500)        12/30/05          $       62,792
 168 U.S. Treasury 5 year Notes           17,855,904        17,789,625         12/30/05                 (66,279)
 (75) U.S. Treasury 10 year Swap          (8,121,280)       (8,029,688)        12/30/05                  91,592
                                                                                                 --------------
                                                                                                 $       88,105
                                                                                                 ==============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENTS(2)

NOTIONAL AMOUNT        EXPIRATION DATE             DESCRIPTION                    UNREALIZED DEPRECIATION
---------------        ---------------       ---------------------------------    -----------------------
  $ 4,900,000             12/31/05           Agreement with Goldman Sachs               $    54,818
                                             to receive the notional amount
                                             multiplied by the return on the
                                             Lehman Brothers Commercial MBS
                                             Index AAA and to pay the notional
                                             amount multiplied by the 3 month
                                             BBA LIBOR adjusted by a spread of
                                             minus 0.05%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses due to adverse market movements and such losses could exceed the related amounts shown above.

(1)  See Note 3 in "Notes."
(2)  See Note 5 in "Notes."

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Government Fund (the "Trust") - Delaware American Government Bond Fund (the "Fund").

SECURITY VALUATION - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At October 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                  $ 154,391,514
                                                     -------------
Aggregate unrealized appreciation                          276,721
Aggregate unrealized depreciation                       (3,428,870)
                                                     -------------
Net unrealized depreciation                          $  (3,152,149)
                                                     -------------

3. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. OPTIONS WRITTEN
The Fund may enter into options contracts in accordance with its investment objectives. During the period ended October 31, 2005, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund had no options contract outstanding at October 31, 2005 or at any time during the year.

5. SWAP AGREEMENTS
The Fund may enter into options contracts in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

6. CREDIT AND MARKET RISK
The Fund may invest up to 20% of net assets in high quality non-government securities. Non-government securities include corporate bonds, certificates of deposit, corporate commercial paper, asset-backed securities and mortgage-backed securities that are not directly guaranteed by the U.S government in any way. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At October 31, 2005, Rule 144A securities represented approximately 2.38% of total net assets. None of these securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether Individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE INFLATION PROTECTED BOND FUND
OCTOBER 31, 2005

                                                                                               PRINCIPAL          MARKET
                                                                                              AMOUNT(DEG.)        VALUE
                                                                                             --------------   --------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.15%
Fannie Mae Whole Loan Series 2003-W19 1A3 4.783% 11/25/33                             USD    $      117,378   $      116,796
Freddie Mac Series 2351 PX 6.50% 7/15/30                                                              1,140            1,138
GNMA Series 2002-20 VD 6.00% 4/20/19                                                                 25,000           25,300
                                                                                                              --------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $143,644)                                                     143,234
                                                                                                              ==============
AGENCY MORTGAGE-BACKED SECURITIES - 0.07%
Freddie Mac S.F. 30 yr. 8.00% 5/1/31                                                                  8,719            9,316
                                                                                                              --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $9,417)                                                                  9,316
                                                                                                              ==============
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.01%
Asset Securitization Series 1995-MD4 A1 7.10% 8/13/29                                                   604              616
                                                                                                              --------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $620)                                                                  616
                                                                                                              ==============
CORPORATE BONDS - 2.67%
Basic Industry - 0.71%
Norske Skog Canada 8.625% 6/15/11                                                                    55,000           53,350
Stone Container
   9.25% 2/1/08                                                                                      10,000           10,225
   9.75% 2/1/11                                                                                      25,000           25,125
                                                                                                              --------------
                                                                                                                      88,700
                                                                                                              --------------
Brokerage - 0.40%
o Merrill Lynch 3.97% 3/12/07                                                                        50,000           49,883
                                                                                                              --------------
                                                                                                                      49,883
                                                                                                              ==============
Communications - 0.69%
Alaska Communications Systems 9.875% 8/15/11                                                         20,000           21,600
CSC Holdings 10.50% 5/15/16                                                                          20,000           21,550
Insight Midwest 10.50% 11/1/10                                                                       40,000           42,200
                                                                                                              --------------
                                                                                                                      85,350
                                                                                                              --------------
Consumer Cyclical - 0.67%
Autonation 9.00% 8/1/08                                                                              15,000           16,275
General Motors Acceptance Corporation
  o 5.10% 7/16/07                                                                                     5,000            4,889
   6.75% 1/15/06                                                                                     25,000           25,027
Hilton Hotels 7.625% 5/15/08                                                                         15,000           15,624
MGM MIRAGE 9.75% 6/1/07                                                                              20,000           21,100
                                                                                                              --------------
                                                                                                                      82,915
                                                                                                              --------------
Insurance - 0.20%
Marsh & McLennan 5.375% 3/15/07                                                                      25,000           25,068
                                                                                                              --------------
                                                                                                                      25,068
                                                                                                              --------------
TOTAL CORPORATE BONDS (COST $340,416)                                                                                331,916
                                                                                                              ==============
MUNICIPAL BONDS - 1.32%
o Massachusetts State Special Obligation Revenue Loan 3.759% 6/1/22 (FSA)                           150,000          164,093
                                                                                                              --------------
TOTAL MUNICIPAL BONDS (COST $164,771)                                                                                164,093
                                                                                                              ==============
NON-AGENCY ASSET-BACKED SECURITIES - 0.15%
MBNA Master Credit Card Trust USA Series 1999-D B 6.50% 11/17/08                                      2,000            2,021
o Morgan Stanley ABS Capital I
   Series 2004-HE4 A3 4.238% 5/25/34                                                                  7,321            7,321
   Series 2005-WMC1 A2A 4.138% 1/25/35                                                                8,406            8,405
Residential Asset Securities Series 2003-KS10 AI2 2.71% 5/25/26                                       1,483            1,479
                                                                                                              --------------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $19,180)                                                               19,226
                                                                                                              --------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.41%
o Bank of America Mortgage Securities Series 2002-K 2A1 5.474% 10/20/32                              92,064           92,213
o Washington Mutual
   Series 2003-AR7 A5 3.066% 8/25/33                                                                 25,000           24,489
   Series 2004-AR4 A1 1.873% 6/25/34                                                                 58,978           58,374
                                                                                                              --------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $174,518)                                                 175,076
                                                                                                              ==============
SOVEREIGN DEBT - 1.45%
France - 1.45%
  Government of France
    1.60% 7/25/11                                                                     EUR            98,566          122,375
    3.00% 7/25/09                                                                     EUR            44,556           57,798
                                                                                                              --------------
TOTAL SOVEREIGN DEBT (COST $184,008)                                                                                 180,173
                                                                                                              ==============
U.S. TREASURY OBLIGATIONS - 92.65%
U.S. Treasury Inflation Index Bonds
   2.375% 1/15/25                                                                     USD         1,323,035        1,377,145
   3.375% 4/15/32                                                                                   232,323          296,929
   3.625% 4/15/28                                                                                   224,609          285,648
   3.875% 4/15/29                                                                                   555,443          738,305
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                 1,103,915        1,061,226
   1.625% 1/15/15                                                                                   982,122          953,004
   1.875% 7/15/13                                                                                   796,532          792,456
   1.875% 7/15/15                                                                                   913,643          904,650
   2.00% 1/15/14                                                                                    398,528          399,757
   ^^ 2.00% 7/15/14                                                                                 724,023          726,145
   3.00% 7/15/12                                                                                  2,430,034        2,599,093
   3.375% 1/15/07                                                                                   192,110          197,168
   3.375% 1/15/12                                                                                    27,648           30,104
   3.625% 1/15/08                                                                                   309,950          324,406
   3.875% 1/15/09                                                                                   664,535          711,416
   4.25% 1/15/10                                                                                    116,715          128,692
                                                                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,711,170)                                                                11,526,144
                                                                                                              ==============
TOTAL MARKET VALUE OF SECURITIES - 100.88%
   (cost $12,747,744)                                                                                             12,549,794
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.88%)                                               (109,052)
                                                                                                              ==============
NET ASSETS APPLICABLE TO 1,262,319 SHARES OUTSTANDING - 100.00%                                               $   12,440,742
                                                                                                              ==============

(DEG.)Principal amount shown is stated in the currency in which each bond is denominated.

EUR - European Monetary Unit
USD - U.S. Dollar

o    Variable rate notes. The interest rate shown is the rate as of
     October 31, 2005.
^^   Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS:
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association yr. - Year

The following foreign currency exchange contracts were outstanding at October 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                  UNREALIZED
                                                        VALUE OF CONTRACT                        APPRECIATION
CONTRACTS TO DELIVER                  IN EXCHANGE FOR     AT 10/31/05        SETTLEMENT DATE    (DEPRECIATION)
-----------------------------------   ---------------   -----------------    ---------------    --------------
(104,500) European Monetary Units       US$ 126,834       $  (125,925)           02/03/06       $          909
 (49,957) European Monetary Units       US$  59,916           (59,944)           11/21/05                  (28)
                                                                                                --------------
                                                                                                $          881
                                                                                                ==============

(1)  See Note 3 in "Notes."

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Government Fund - Delaware Inflation Protected Bond Fund (the "Fund").

SECURITY VALUATION - Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on future contracts are valued at the daily at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At October 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                  $ 12,781,293
                                                     ------------
Aggregate unrealized appreciation                           5,621
Aggregate unrealized depreciation                        (237,120)
                                                     ------------
Net unrealized depreciation                          $   (231,499)
                                                     ------------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. CREDIT AND MARKET RISK
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities and corporations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund also invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At October 31, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether Individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

ITEM 2.  CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Government
        Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


       Jude T. Driscoll
       -----------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  December 27, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Government
        Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


       Michael P. Bishof
       -----------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  December 27, 2005

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP GOVERNMENT FUND


       Jude T. Driscoll
       -----------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  December 27, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


       Jude T. Driscoll
       -----------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  December 27, 2005


       Michael P. Bishof
       -----------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  December 27, 2005